Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 39,056	$ 40,599
Current	1,481,788	1,500,903
Total Loans	1,520,844	1,541,502
90 days or more past due and accruing	0	0
Deferred loan fees and related costs
Total Loans	(380)	(596)
Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,813	5,259
Current	220,198	228,060
Total Loans	224,011	233,319
90 days or more past due and accruing	0	0
Construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	139,593	141,208
Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	153	0
Current	24,916	23,364
Total Loans	25,069	23,364
90 days or more past due and accruing	0	0
Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	15,778	15,937
Current	98,746	101,907
Total Loans	114,524	117,844
90 days or more past due and accruing	0	0
Real Estate Commercial Mortgage
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	642,345	655,895
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	7,549	7,744
Current	225,665	232,043
Total Loans	233,214	239,787
90 days or more past due and accruing	0	0
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,155	3,352
Current	405,976	412,756
Total Loans	409,131	416,108
90 days or more past due and accruing	0	0
Real Estate Residential Mortgage
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	345,632	349,758
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	7,069	6,334
Current	216,382	217,689
Total Loans	223,451	224,023
90 days or more past due and accruing	0	0
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,441	1,869
Current	120,740	123,866
Total Loans	122,181	125,735
90 days or more past due and accruing	0	0
Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	98	104
Current	169,545	161,814
Total Loans	169,643	161,918
90 days or more past due and accruing	0	0
30-59 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,171	4,587
30-59 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	118	1,073
30-59 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	153	0
30-59 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	290	208
30-59 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	383	1,489
30-59 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	230	282
30-59 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,980	1,455
30-59 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	17	74
30-59 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	6
60-89 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,632	500
60-89 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	74	85
60-89 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
60-89 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
60-89 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,384	0
60-89 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
60-89 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	175
60-89 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	174	240
60-89 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
90 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	34,253	35,512
90 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,621	4,101
90 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
90 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	15,488	15,729
90 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	5,782	6,255
90 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	2,925	3,070
90 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	5,089	4,704
90 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,250	1,555
90 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 98	$ 98